Condensed Consolidated Balance Sheets (Q3) (Parenthetical) - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Preferred Stock
Preferred stock, par value (in usd per share)		$ 0.001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares outstanding (in shares)	2,000,000	0
Preferred stock, shares issued (in shares)		0
Series A cumulative redeemable perpetual preferred stock
Preferred Stock
Preferred stock, dividend rate, percentage	7.375%
Preferred stock, par value (in usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	2,000,000	0
Preferred stock, shares outstanding (in shares)	2,000,000	0
Preferred stock, shares issued (in shares)	2,000,000	0
Class C common stock
Common Stock
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares outstanding (in shares)	7,409,929	7,874,541
Common stock, shares issued (in shares)	7,409,929	7,874,541
Class S common stock
Common Stock
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares outstanding (in shares)	63,548	62,860
Common stock, shares issued (in shares)	63,548	62,860